SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAXES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,168,270	$ 2,996,555
Valuation allowance	(1,168,270)	(2,996,555)	$ (2,407,161)	$ (1,799,819)
Deferred tax assets, net